Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

15. Stock-Based Compensation

2021 SI Plan

In July 2021, the Company adopted the 2021 Stock Incentive Plan (“2021 SI Plan”). The 2021 SI Plan allows the Board of Directors to grant up to 49,573,570 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for the Company’s Class A Common Stock to employees, directors, and non-employees. The number of shares of Class A Common Stock available under the 2021 SI Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2022, and continuing until (and including) the calendar year ending December 31, 2031. Annual increases are equal to the lesser of (i) 5 percent of the number of shares of Class A Common Stock issued and outstanding on December 31 of the immediately preceding fiscal year and (ii) an amount determined by the Board of Directors. As of the date of issuance of the Consolidated Financial Statement, the Board of Directors is evaluating the timing and extent of such increases.

As of the effective date of the 2021 SI Plan, no further stock awards have been or will be granted under the EI Plan or STI Plan (defined below).

As of December 31, 2022 and 2021 the Company had 25,057,455 and 49,573,570 shares of Class A Common Stock available for future issuance under the 2021 SI Plan.

A summary of the Company’s stock option activity under the SI Plan is as follows (dollars in thousands except weighted average exercise price):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	-	$-
Granted	8,633,607	$3.04
Exercised	-
Cancelled/forfeited	(1,987,155)	3.96
Outstanding as of December 31, 2022	6,646,452	$2.76	8.97	$-

Exercisable as of December 31, 2022	2,675,027	1.85	8.38	-

As of December 31, 2022, the total unrecognized stock-based compensation expense for stock options granted under the SI Plan was $2.6 million, which is expected to be recognized over a weighted average period of 2.87 years.

The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the year ended December 31, 2022 are as follows:

2022
Risk-free interest rate:	2.73%
Expected term (in years):	6.99
Expected volatility:	67.00%
Dividend yield:	0%
Grant date fair value per share	$3.19

The total grant date fair value of options vested during the year ended December 31, 2022 was $2.7 million.

Restricted Stock Units

A summary of the Company’s RSU activity under the SI Plan is as follows:

	Shares	Weighted Average Fair Value
Outstanding as of December 31, 2021	-	$-
Granted	29,247,487	$0.87
Released	(10,015,141)	$0.40
Forfeited	(1,362,683)	$1.30
Outstanding as of December 31, 2022 (1)	17,869,663	$1.09

(1)	The Company’s subsidiaries in China have employees who are citizens of People’s Republic of China (PRC). Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to it’s PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.

As of December 31, 2022, the total unrecognized stock-based compensation expense for RSUs granted under the SI Plan was $9.5 million which is expected to be recognized over a weighted average period of 3.18 years.

The total fair value of RSUs vested during the year ended December 31, 2022 was $6.0 million.

As further described in Note 2, Liquidity and Capital Resources and Going Concern, during 2022 management had been undertaking certain cash conservation measures directed toward achieving start of production of the FF 91 with available and secured funds. As part of these measures, in October 2022, management implemented the Crowd Entrepreneurship – 2022 RSU Project (“CEP”), according to which employees were granted 9,094,405 RSUs, fully vested on December 31, 2022 subject to continued employment with the Company. The RSUs were granted in lieu of at least a 25% reduction in salary from November 1, 2022 to December 31, 2022, subject to certain laws and regulations.

EI Plan

On February 1, 2018, the Board of Directors adopted the Equity Incentive Plan (“EI Plan”), under which the Board of Directors authorized the grant of up to 42,390,000 incentive and nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors and non-employees.

On the Closing Date and in connection with the Business Combination, each of the Legacy FF’s outstanding options under the EI Plan immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase the Company’s Class A Common Stock based on the Exchange Ratio.

A summary of the Company’s stock option activity under the EI Plan is as follows (dollars in thousands except weighted average exercise price):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	-	-
Exercised	(1,606,795)	2.52		3,658
Expired/forfeited	(6,933,850)	2.58		8,784
Outstanding as of December 31, 2022	23,422,276	$2.83	6.92	$22

Exercisable as of December 31, 2022	16,013,998	$2.63	6.62	$21

The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the year ended December 31, 2021 are as follows:

2021
Risk-free interest rate:	0.79%
Expected term (in years):	6.05
Expected volatility:	42.10%
Dividend yield:	0.00%

The total grant date fair value of options vested during the years ended December 31, 2022 and 2021 was $6.5 million and $7.0 million, respectively.

As of December 31, 2022, the total unrecognized stock-based compensation expense for stock options granted under the EI Plan was $6.1 million which is expected to be recognized over a weighted average period of 2.3 years.

STI Plan

On May 2, 2019, the Company adopted its Special Talent Incentive Plan (“STI Plan”) under which the Board of Directors may grant up to 14,130,000 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors, and non-employees.

The STI Plan does not specify a limit on the number of stock options that can be issued under the plan. Per the terms of the STI Plan the Company must reserve and keep available a sufficient number of shares to satisfy the requirements of the STI Plan.

On January 27, 2021, in conjunction with entering into a service agreement with its lessor of the facility located in Hanford, California, the Company issued 399,553 fully-vested options with an exercise price of $2.767 per share. In the event that the intrinsic value of the option is less than the accrued outstanding rent payments of $0.9 million upon close of the Business Combination, the Company will pay the lessor the difference in a single cash payment, otherwise, the accrued outstanding rent will be deemed paid. Upon close of the Business Combination, the intrinsic value of the option was more than the accrued outstanding rent payments and therefore the accrued outstanding rent was deemed paid.

On the Closing Date and in connection with the Business Combination, each of the Company’s outstanding options under the STI Plan immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase Class A Common Stock equal to the number of shares subject to such option multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio.

A summary of the Company’s stock option activity under the STI Plan is as follows (dollars in thousands except weighted average exercise price):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905
Granted	-	$-
Exercised	(2,181,335)	2.50		1,468
Expired/forfeited	(1,726,880)	7.78
Outstanding as of December 31, 2022	5,618,512	$6.34	6.94	$-

Exercisable as of December 31, 2022	1,181,230	$3.96	6.20	$-

The Company elected to use the contractual term of non-employee options awarded under the STI Plan as the expected term. The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the year ended December 31, 2021 are as follows:

2021
Risk-free interest rate:	1.39%
Expected term (in years):	9.06
Expected volatility:	35.86%
Dividend yield:	0.00%

The total grant date fair value of options vested during the years ended December 31, 2022 and 2021 was $0.1 million and $3.1 million, respectively.

As of December 31, 2022, the total unrecognized stock-based compensation expense for stock options granted under the STI Plan was $1.3 million, which is expected to be recognized over a weighted average period of approximately 3.5 years.

Stock-based compensation expense

The following table presents stock-based compensation expense for all of the Company’s SI Plan, EI Plan, STI Plan and Common Units of FF Global Partners LLC included in each respective expense category in the Consolidated Statements of Operations and Other Comprehensive Loss for the years ended December 31 (dollars in thousands):

	2022	2021
Research and development	$13,118	$4,001
Sales and marketing	1,744	1,185
General and administrative	2,791	6,159
	$17,653	$11,345

Restricted Stock Awards for Employee Bonus

On July 21, 2021, in connection with the closing of the Business Combination, the Company issued 1,404,459 restricted stock awards (“RSAs”) with a grant date fair value of $13.78 per share as a bonus to employees and other service providers. The restricted stock awards vest 90 days from the grant date. As of December 31, 2021, 53,489 of these restricted stock awards had been forfeited.

The following table presents stock-based compensation expense related to RSAs included in each respective expense category in the Consolidated Statements of Operations and Other Comprehensive Loss for the year ended December 31, 2021 (dollars in thousands):

Restricted stock awards for employee bonus, net	2021
Research and development	$7,613
Sales and marketing	2,310
General and administrative	8,694
$18,617